Accounting pronouncements recently adopted	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements recently adopted
Accounting pronouncements recently adopted
a) Income Taxes
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carry Forward Exists. This accounting standard eliminates the diversity in practice in the presentation of unrecognized tax benefits. The amendments in this ASU provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carry forward, similar tax loss, or tax credit carry forward exists. The Company adopted this ASU effective January 1, 2014. The adoption of this standard did not have a material effect on the Company's consolidated financial statements.